Victory RS Investors Fund
Victory RS Investors Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 199 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 43 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees - Victory RS Investors Fund	Class A		Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	none	none
[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses - Victory RS Investors Fund		Class A	Class C	Class R	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.24%	0.27%	0.39%	0.19%
Total Annual Fund Operating Expenses		1.49%	2.27%	1.89%	1.19%
Fee Waiver/Expense Reimbursement	[2]	(0.16%)	(0.20%)	none	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.33%	2.07%	1.89%	1.05%
[1]	"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.33%, 2.07%, 1.95% and 1.05% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Victory RS Investors Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	703	988	1,311	2,223
Class C	310	669	1,176	2,569
Class R	192	594	1,021	2,212
Class Y	107	349	626	1,416

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory RS Investors Fund | Class C | USD ($)	210	669	1,176	2,569

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity securities that the Fund’s investment team believes are undervalued. The Fund will typically invest most of its assets in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund is non-diversified and expects to hold a larger portion of its assets in smaller number of issuers. The Adviser currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund’s investments are subject to the following principal risks:

•          Equity Securities Risk

The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.

•          Investment Style Risk

A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

•          Management Risk

An investment team’s investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

•          Small and Mid-sized Companies Risk

Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

•          Overweighting Risk

Overweighting investments in companies relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its benchmark.

•          Underweighting Risk

When the Fund underweights its investment in companies relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund’s benchmark.

•          Non-Diversified Risk

A non-diversified Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

•          Foreign Securities Risk

Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

•          Portfolio Turnover Risk

Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

•          Cash Position Risk

To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

•          Liquidity Risk

Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

•          Focused Investment Risk

Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.

The performance information for the Fund’s Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investors Fund, a series of Victory Funds (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 26.20% Worst Quarter Fourth Quarter 2008 -35.17%
Annual Return for Class A Shares (PERIODS ENDED 12/31/15)
Average Annual Returns - Victory RS Investors Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(8.68%)	9.94%	5.98%	6.36%	Nov. 15, 2005
Class C	(5.76%)	10.19%		3.95%	Jul. 24, 2007
Class R	(4.63%)	10.53%		4.72%	Jan. 03, 2007
Class Y	(3.83%)	11.28%		4.93%	May 01, 2007
After Taxes on Distributions | Class A	(8.68%)	9.39%	4.85%	5.23%
After Taxes on Distributions and Sale of Fund Shares | Class A	(4.91%)	7.66%	4.36%	4.67%
Russell 3000® Value Index Class A Comparison (reflects no deduction for fees, expenses or taxes)	(4.13%)	10.98%	6.11%	6.28%	Nov. 15, 2005
Russell 3000® Value Index Class C Comparison (reflects no deduction for fees, expenses or taxes)	(4.13%)	10.98%		4.15%	Jul. 24, 2007
Russell 3000® Value Index Class R Comparison (reflects no deduction for fees, expenses or taxes)	(4.13%)	10.98%		4.47%	Jan. 03, 2007
Russell 3000® Value Index Class Y Comparison (reflects no deduction for fees, expenses or taxes)	(4.13%)	10.98%		4.03%	May 01, 2007

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.